REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
REVENUE
Schedule of significant categories comprising operating revenues

	Three Months Ended March 31,
	2021	2020
Scheduled service	$54,620	$114,228
Charter service	25,805	29,227
Ancillary	23,770	35,031
Passenger	104,195	178,486
Cargo	21,585	—
Other	1,831	1,844
Total Operating Revenue	$127,611	$180,330

	Successor			Predecessor
	Year Ended December 31,		For the Period April 11, 2018 to	For the Period January 1, 2018 to
	2020	2019	December 31, 2018	April 10, 2018
Scheduled service	$193,047	$396,113	$224,507	$132,234
Charter service	98,130	174,562	111,317	40,663
Ancillary(1)	68,055	118,158	—	—
Passenger	359,232	688,833	335,824	172,897
Cargo	36,809	—	—	—
Ancillary(1)	—	—	41,065	15,670
Other	5,445	12,551	8,042	8,885
Total Operating Revenue	$401,486	$701,384	$384,931	$197,452
(1)	The classification of Ancillary changed as a result of the adoption of ASC 606.

Schedule of operating revenue by geographic region

	Three Months Ended March 31,
	2021	2020
Domestic	$119,312	$163,038
Latin America	7,877	17,076
Other	422	216
Total Operating Revenue	$127,611	$180,330

	Successor			Predecessor
	Year Ended December 31,		For the Period April 11, 2018 to	For the Period January 1, 2018 to
	2020	2019	December 31, 2018	April 10, 2018
Domestic	$382,463	$666,332	$368,456	$173,995
Latin America	18,515	33,716	15,628	23,003
Other	508	1,336	847	454
Total Operating Revenue	$401,486	$701,384	$384,931	$197,452

Summary of contract assets and liabilities

	March 31, 2021	December 31, 2020
Contract Assets
Costs to fulfill contract with Amazon	$3,312	$3,614
Air Traffic Liabilities	$94,733	$101,075
Loyalty Program Liabilities	20,774	22,068
Amazon Deferred Start-up Costs	5,010	5,240
Total Contract Liabilities	$120,517	$128,383

	December 31,
	2020	2019
Contract Assets
Costs to fulfill contract with Amazon	$3,614	$—
Air Traffic Liabilities	$101,075	$116,660
Loyalty Program Liabilities	22,069	22,892
Amazon Deferred Start-up Costs Payments Received	5,240	1,633
Total Contract Liabilities	$128,384	$141,185

Schedule of change in contract with customer, liability

	2021	2020
Balance—January 1	$22,069	$22,892
Loyalty Points Earned	857	1,635
Loyalty Points Redeemed(1)	(2,152)	(2,206)
Balance—March 31	$20,774	$22,321
(1)

Principally relates to revenue recognized from the redemption of loyalty points for both air and non-air travel awards. Loyalty points are combined in one homogenous pool and are not separately identifiable. As such, the revenue is comprised of points that were part of the loyalty program deferred revenue balance at the beginning of the period, as well as points that were earned during the period.

Balance—December 31, 2018		$23,950
ASC 606 adoption adjustment (January 1, 2019)		4,867
Balance—January 1	$22,892	$28,817
Loyalty Points Earned	4,015	6,483
Loyalty Points Redeemed(1)	(4,838)	(12,408)
Balance—December 31	$22,069	$22,892
(1)

Principally relates to revenue recognized from the redemption of loyalty points for both air and non-air travel awards. Loyalty points are combined in one homogenous pool and are not separately identifiable. As such, the redemptions are comprised of points that were part of the Loyalty Program Liabilities balance at the beginning of the period, as well as loyalty points that were earned during the period.